Guarantor Statements - SB/RH (Statement Of Income) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jul. 02, 2017	Apr. 02, 2017	Jan. 01, 2017	Sep. 30, 2016	Jul. 03, 2016	Apr. 03, 2016	Jan. 03, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Condensed Income Statements, Captions [Line Items]
Net sales									$ 3,009.5	$ 3,029.4	$ 2,598.2
Cost of goods sold									1,815.4	1,791.5	1,618.3
Restructuring and related charges									18.1	0.2	1.4
Gross profit	$ 310.0	$ 320.2	$ 306.8	$ 239.1	$ 305.2	$ 376.1	$ 320.5	$ 235.9	1,176.0	1,237.7	978.5
Selling									473.8	477.4	407.2
General and administrative									272.7	265.0	231.6
Research and development									27.2	27.0	21.2
Acquisition and integration related charges									15.6	34.1	54.2
Restructuring and related charges									42.3	13.8	18.1
Write-off from impairment of intangible assets									16.3	2.7
Total operating expenses									847.9	820.0	732.3
Operating income									328.1	417.7	246.2
Interest expense									160.9	182.0	185.8
Other non-operating (income) expense, net									4.9	4.7	4.0
Income from continuing operations before income taxes									162.3	231.0	56.4
Income tax (benefit) expense									37.3	(50.0)	5.6
Net income from continuing operations									125.0	281.0	50.8
Income from discontinued operations, net of tax									172.1	76.6	98.6
Net income									297.1	357.6	149.4
Net income attributable to non-controlling interest									1.3	0.5	0.5
Net income attributable to controlling interest	94.9	76.9	58.8	65.2	89.0	101.9	92.6	73.6	295.8	357.1	148.9
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									1,164.2	1,108.4	1,038.9
Cost of goods sold									782.5	740.2	702.5
Gross profit									381.7	368.2	336.4
Selling									169.4	163.2	139.7
General and administrative									167.4	147.0	131.8
Research and development									7.9	8.5	7.3
Acquisition and integration related charges									14.2	20.1	33.4
Restructuring and related charges									28.2	0.1	21.6
Total operating expenses									387.1	338.9	333.8
Operating income									(5.4)	29.3	2.6
Interest expense									137.9	151.1	171.4
Other non-operating (income) expense, net									(222.2)	(372.2)	(155.4)
Income from continuing operations before income taxes									78.9	250.4	(13.4)
Income tax (benefit) expense									(54.8)	(23.0)	(80.2)
Net income from continuing operations									133.7	273.4	66.8
Income from discontinued operations, net of tax									173.8	76.7	98.6
Net income									307.5	350.1	165.4
Net income attributable to controlling interest									307.5	350.1	165.4
SB/RH Holdings, LLC [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									3,009.5	3,029.4	2,598.2
Cost of goods sold									1,815.4	1,791.5	1,618.3
Restructuring and related charges									18.1	0.2	1.4
Gross profit	310.0	320.2	306.8	239.1	305.2	376.1	320.5	235.9	1,176.0	1,237.7	978.5
Selling									473.8	477.4	407.2
General and administrative									264.2	259.3	225.2
Research and development									27.2	27.0	21.2
Acquisition and integration related charges									15.6	34.1	54.2
Restructuring and related charges									42.3	13.8	18.1
Write-off from impairment of intangible assets									16.3	2.7
Total operating expenses									839.4	814.3	725.9
Operating income									336.6	423.4	252.6
Interest expense									161.3	182.0	185.8
Other non-operating (income) expense, net									4.9	4.7	4.0
Income from continuing operations before income taxes									170.4	236.7	62.8
Income tax (benefit) expense									41.3	(39.0)	5.6
Net income from continuing operations									129.1	275.7	57.2
Income from discontinued operations, net of tax									172.1	76.6	98.6
Net income									301.2	352.3	155.8
Net income attributable to non-controlling interest									1.3	0.4	0.4
Net income attributable to controlling interest	$ 96.2	$ 77.7	$ 61.0	$ 65.0	$ 88.9	$ 105.1	$ 82.5	$ 75.4	299.9	351.9	155.4
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									(1,221.4)	(1,149.3)	(639.4)
Cost of goods sold									(1,214.6)	(1,148.3)	(628.5)
Gross profit									(6.8)	(1.0)	(10.9)
Selling									(1.5)	(0.7)	(0.5)
General and administrative									0.1	(0.1)
Total operating expenses									(1.4)	(0.8)	(0.5)
Operating income									(5.4)	(0.2)	(10.4)
Other non-operating (income) expense, net									271.8	503.6	224.4
Income from continuing operations before income taxes									(277.2)	(503.8)	(234.8)
Income tax (benefit) expense									(0.8)	(2.6)	(0.9)
Net income from continuing operations									(276.4)	(501.2)	(233.9)
Income from discontinued operations, net of tax									(290.2)	(128.5)	(166.8)
Net income									(566.6)	(629.7)	(400.7)
Net income attributable to controlling interest									(566.6)	(629.7)	(400.7)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									1,963.8	1,974.0	1,208.8
Cost of goods sold									1,393.0	1,371.1	818.4
Restructuring and related charges									18.1
Gross profit									552.7	602.9	390.4
Selling									175.8	180.1	146.5
General and administrative									83.1	95.6	67.3
Research and development									10.5	10.0	6.1
Acquisition and integration related charges									1.3	4.7	9.7
Restructuring and related charges									7.6	10.1	8.8
Write-off from impairment of intangible assets									16.3	2.7
Total operating expenses									294.6	303.2	238.4
Operating income									258.1	299.7	152.0
Interest expense									18.7	19.9	7.2
Other non-operating (income) expense, net									(44.6)	(131.7)	(65.0)
Income from continuing operations before income taxes									284.0	411.5	209.8
Income tax (benefit) expense									60.3	40.0	66.2
Net income from continuing operations									223.7	371.5	143.6
Income from discontinued operations, net of tax									140.8	62.4	80.4
Net income									364.5	433.9	224.0
Net income attributable to controlling interest									364.5	433.9	224.0
Nonguarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									1,102.9	1,096.3	989.9
Cost of goods sold									854.5	828.5	725.9
Restructuring and related charges										0.2	1.4
Gross profit									248.4	267.6	262.6
Selling									130.1	134.8	121.5
General and administrative									13.6	16.8	26.1
Research and development									8.8	8.5	7.8
Acquisition and integration related charges									0.1	9.3	11.1
Restructuring and related charges									6.5	3.6	(12.3)
Total operating expenses									159.1	173.0	154.2
Operating income									89.3	94.6	108.4
Interest expense									4.7	11.0	7.2
Other non-operating (income) expense, net									(0.1)	5.0
Income from continuing operations before income taxes									84.7	78.6	101.2
Income tax (benefit) expense									36.6	(53.4)	20.5
Net income from continuing operations									48.1	132.0	80.7
Income from discontinued operations, net of tax									147.7	66.0	86.4
Net income									195.8	198.0	167.1
Net income attributable to non-controlling interest									1.3	0.4	0.4
Net income attributable to controlling interest									$ 194.5	$ 197.6	$ 166.7